Schedule of Investments (unaudited)
November 30, 2025
iShares® MSCI Norway ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 5.8%
Kongsberg Gruppen ASA	98,437	$2,332,262
Banks — 17.9%
DNB Bank ASA	198,518	5,308,438
SpareBank 1 Nord Norge	21,150	297,801
SpareBank 1 Oestlandet	10,566	191,880
SpareBank 1 SMN	28,887	546,808
SpareBank 1 Sor-Norge ASA	46,006	813,514
		7,158,441
Broadline Retail — 0.8%
Europris ASA(a)	35,159	315,394
Chemicals — 3.8%
Elkem ASA(a)	63,906	174,484
Yara International ASA	36,969	1,350,333
		1,524,817
Construction & Engineering — 0.8%
Cadeler AS(b)	50,401	221,293
Norconsult Norge A/S	24,046	107,193
		328,486
Containers & Packaging — 0.4%
Elopak ASA	29,975	145,756
Diversified Telecommunication Services — 4.5%
Telenor ASA	124,933	1,805,629
Electronic Equipment, Instruments & Components — 1.0%
Kitron ASA	43,645	260,126
NORBIT ASA	7,731	134,943
		395,069
Energy Equipment & Services — 5.5%
Aker Solutions ASA	65,566	198,679
BW Offshore Ltd.	20,401	74,804
DOF Group ASA	32,739	304,598
Odfjell Drilling Ltd.	26,286	217,828
Paratus Energy Services Ltd.	18,672	81,035
Subsea 7 SA	50,107	966,492
TGS ASA	43,452	373,711
		2,217,147
Food Products — 14.9%
Austevoll Seafood ASA	20,270	176,911
Bakkafrost P/F	11,201	514,418
Grieg Seafood ASA(b)	11,236	79,955
Leroy Seafood Group ASA	59,422	276,100
Mowi ASA	104,103	2,364,744
Orkla ASA	156,695	1,677,456
Salmar ASA	15,026	879,210
		5,968,794
Independent Power and Renewable Electricity Producers — 0.7%
Scatec ASA(a)(b)	28,171	277,290
Industrial Conglomerates — 1.0%
Aker ASA, Class A	4,938	385,108
Insurance — 8.2%
Gjensidige Forsikring ASA	44,643	1,248,238
Protector Forsikring ASA	11,915	567,421
Storebrand ASA	94,070	1,463,169
		3,278,828
Interactive Media & Services — 2.6%
Vend Marketplaces ASA, Class B	37,892	1,052,337
Security	Shares	Value
IT Services — 0.6%
Atea ASA	17,439	$256,279
Machinery — 2.3%
AutoStore Holdings Ltd.(a)(b)	265,809	291,074
TOMRA Systems ASA	49,441	612,751
		903,825
Marine Transportation — 2.3%
Hoegh Autoliners ASA	23,297	205,674
MPC Container Ships ASA	83,239	147,618
Odfjell SE, Class A	4,126	52,408
Stolt-Nielsen Ltd.	5,161	173,614
Wallenius Wilhelmsen ASA	23,496	212,204
Wilh Wilhelmsen Holding ASA, Class A	2,432	131,958
		923,476
Metals & Mining — 5.5%
Norsk Hydro ASA	308,768	2,213,095
Oil, Gas & Consumable Fuels — 18.2%
Aker BP ASA	69,618	1,696,243
BlueNord ASA	5,289	227,989
BW LPG Ltd.(a)(c)	21,198	269,313
DNO ASA	96,839	139,188
Equinor ASA	182,330	4,192,826
Frontline PLC(c)	32,225	770,702
		7,296,261
Passenger Airlines — 0.5%
Norwegian Air Shuttle ASA	115,158	196,855
Real Estate Management & Development — 0.4%
Entra ASA(a)	10,021	111,718
Public Property Invest AS	24,970	54,645
		166,363
Semiconductors & Semiconductor Equipment — 1.3%
Nordic Semiconductor ASA(b)	39,736	527,851
Software — 0.4%
LINK Mobility Group Holding ASA(b)	54,826	164,635
Total Common Stocks — 99.4% (Cost: $40,346,018)		39,833,998
Rights
Interactive Media & Services — 0.1%
Vend Marketplaces Asa Rights (Expires 11/27/25, Strike Price NOK 0.50 )	15,587	30,111
Total Rights — 0.1% (Cost: $—)		30,111
Total Long-Term Investments — 99.5% (Cost: $40,346,018)		39,864,109
Short-Term Securities
Money Market Funds — 2.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.11%(d)(e)(f)	919,905	920,365

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® MSCI Norway ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.94%(d)(e)	20,000	$20,000
Total Short-Term Securities — 2.4% (Cost: $940,365)		940,365
Total Investments — 101.9% (Cost: $41,286,383)		40,804,474
Liabilities in Excess of Other Assets — (1.9)%		(753,117)
Net Assets — 100.0%		$40,051,357

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/25	Shares Held at 11/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,289,636	$—	$(369,333)(a)	$81	$(19)	$920,365	919,905	$1,794 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	10,000	10,000 (a)	—	—	—	20,000	20,000	105	—
				$81	$(19)	$940,365		$1,899	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Micro Euro STOXX 50 Index	26	12/19/25	$171	$(305)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® MSCI Norway ETF

Fair Value Hierarchy as of Period End (continued)
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$1,596,528	$38,237,470	$—	$39,833,998
Rights	—	30,111	—	30,111
Short-Term Securities
Money Market Funds	940,365	—	—	940,365
	$2,536,893	$38,267,581	$—	$40,804,474
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(305)	$—	$—	$(305)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.